PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 473
Balance at end of year	386
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,963
Additions during year	53
Deletions during year	691
Balance at end of year	4,325
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	252
Additions during year	0
Deletions during year	1
Balance at end of year	251
Cost [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,062
Additions during year	17
Deletions during year	612
Balance at end of year	467
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,613
Additions during year	36
Deletions during year	78
Balance at end of year	1,571
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,036
Additions during year	0
Deletions during year	0
Balance at end of year	2,036
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,490
Additions during year	140
Deletions during year	691
Balance at end of year	3,939
Accumulated depreciation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	165
Additions during year	27
Deletions during year	1
Balance at end of year	191
Accumulated depreciation [member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	820
Additions during year	83
Deletions during year	612
Balance at end of year	291
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,598
Additions during year	5
Deletions during year	78
Balance at end of year	1,525
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,907
Additions during year	25
Deletions during year	0
Balance at end of year	1,932
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	473
Balance at end of year	386
Net Book Value [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	87
Balance at end of year	60
Net Book Value [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	242
Balance at end of year	176
Net Book Value [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	15
Balance at end of year	46
Net Book Value [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	129
Balance at end of year	$ 104